Components of Accumulated Other Comprehensive Income Before Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S.
Defined Benefit Plan Disclosure [Line Items]
Total accumulated other comprehensive income recognized in the balance sheet	$ 42.7	$ 132.7	$ 105.6
U.S. | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	45.6	136.7
Prior service (credit) cost	(2.9)	(4.0)
Total accumulated other comprehensive income recognized in the balance sheet	42.7	132.7
U.S. | Postretirement Benefits Other Than Pensions
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(2.4)	0.1
Prior service (credit) cost	(0.2)	(0.3)
Total accumulated other comprehensive income recognized in the balance sheet	(2.6)	(0.2)
Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Prior service (credit) cost	0.5	0.1
Total accumulated other comprehensive income recognized in the balance sheet	32.1	35.6	23.5
Non-U.S. | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	29.9	34.0
Prior service (credit) cost	2.2	1.6
Total accumulated other comprehensive income recognized in the balance sheet	32.1	35.6
Non-U.S. | Postretirement Benefits Other Than Pensions
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(1.8)	(0.7)
Prior service (credit) cost	0	0
Total accumulated other comprehensive income recognized in the balance sheet	$ (1.8)	$ (0.7)